Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2017	2016
	$ in thousands
Deferred tax assets:
Carryforward tax losses	32,085	51,883
Research and development costs	9,601	4,518
Employee related benefits	6,746	3,631
Other	6,658	3,130

Deferred tax assets before valuation allowance	55,090	63,162
Valuation allowance*	(10,257)	(43,422)

Deferred tax assets	44,833	19,741
Deferred tax liabilities:
Undistributed earnings of subsidiaries	(5,847)	(3,394)
Intangible assets	(10,365)	(10,899)

Deferred tax liabilities	(16,212)	(14,293)

Deferred tax assets, net	28,621	5,448

Summary of Deferred Tax Assets and Liabilities

	December 31
	2017	2016
	$ in thousands
Deferred tax assets	43,157	19,840
Deferred tax liabilities	(14,536)	(14,392)

Deferred tax assets, net	28,621	5,448

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Balance at beginning of year	43,422	50,325	45,694
Additions (reductions) during the year	(33,165)	(6,904)	4,631

Balance at end of year	10,257	43,422	50,325

Taxes on Income Included in Statements of Operations
f.	Taxes on income included in the statements of operations

As follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Current:
Israeli	13,080	485	(66)
Non-Israeli	20,541	18,545	15,898

	33,621	19,030	15,832

Deferred:
Israeli	(10,867)	2,993	596
Non-Israeli	(21,666)	(5,715)	(2,640)

	(32,533)	(2,722)	(2,044)

Total taxes on incomes	1,088	16,308	13,788

Reconciliation of Theoretical Provision for Income Tax

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Income before taxes on income	131,975	95,903	71,119

Statutory tax rate in Israel	24%	25%	26.5%

Theoretical provision for income taxes on the above amount	31,674	23,976	18,847

Increase (decrease) in taxes resulting from:
Effect of Benefited, Approved and Preferred Enterprise benefits	(12,020)	1,332	1,196
Effect of different tax rates applicable in foreign jurisdictions	(7,958)	(8,524)	(5,641)
Permanent differences	102	1,244	(305)
Net change in tax reserves	16,473	635	(4,564)
Losses carry forward incurred (utilized) for which a valuation allowance was provided	(8,476)	(2,808)	4,631
Reduction of valuation allowance as a result of remeasurement	(18,778)
Other	71	453	(376)

Actual taxes on income	1,088	16,308	13,788

Summary of Income Before Taxes on Income
g.	Income before taxes on income
As follows:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Israeli	1,669	8,603	77
Non-Israeli	130,306	87,300	71,042

	131,975	95,903	71,119

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2017, 2016 and 2015 (excluding interest and penalties):

	Year ended December 31
	2017	2016	2015
	$ in thousands
Balance at beginning of year	14,954	14,404	18,687
Increases in unrecognized tax benefits as a result of tax positions taken during the year	14,462	375	1,478
Increase in unrecognized tax benefits as a result of tax positions taken during prior years	6,455	547	974
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(4,882)	(372)	(6,735)

Balance at end of year (*)(**)	30,989	14,954	14,404

(*)	Of which approximately $2.9 at December 31, 2017, $6.3 million at December 31, 2016 and $0.1 million at December 31, 2015 are classified as short-term liabilities.

(**)	As of December 31, 2017, 2016 and 2015, unrecognized tax benefit in an amounts of approximately $6.5 million, $1.2 million and $1.0 million, respectively were presented net from deferred tax asset.